Segment Reporting, including Geographic Area Data and Major Customers - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 282,345	$ 289,898
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	236,913	241,814
Europe
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	38,866	41,953
Other
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 6,566	$ 6,131